Asset Disposal (Tables)	12 Months Ended
Dec. 31, 2022
Asset Acquisition [Abstract]
Schedule of Purchase Price on Asset Acquisition	The following table represents the purchase price:

Cash	$400,000
Transaction costs	49,000

Total purchase price	$449,000

Schedule of Net Assets Acquired	The following table represents the net assets acquired:

Assets:
Technology	$436,000
Trade names and trademarks	13,000

Net assets acquired	$449,000

Summary of Activities Related to Asset Purchased and Disposal During the Period
The following summarizes the activity related to the High Attendance assets in 2022 and 2021:

Carrying Value
Acquisition of High Attendance assets	$449,000
Amortization of High Attendance assets	(56,125)

High Attendance assets-December 31, 2020	392,875
Amortization of High Attendance assets	(149,666)
Impairment of High Attendance assets	(243,209)

High Attendance assets-December 31, 2021	$—